Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 158,931		¥ 186,013	¥ 188,340
Accumulated depreciation and amortization	(105,287)		(100,927)	(95,655)
Impairment loss of software			(23,296)	(23,296)
Property, equipment and software, net	53,644	$ 7,349	61,790	69,389
Office building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	51,142		51,142	51,142
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	51,547		51,376	60,401
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	19,255		20,849	13,895
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,035		9,013	9,339
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 30,952		¥ 53,633	¥ 53,563